UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one.):    [ ] is a restatement
                                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     John LaPann
Address:  Federal Street Advisors
          50 Federal Street
          Boston, MA 02110

Form 13F File Number: 28- 12456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John LaPann
Title: ____________
Phone: 617-350-8999

Signature, Place, and Date of Signing:

/s/ John LaPann        Boston, MA           July  14, 2011
---------------        ----------          ----------------
  [Signature]         [City, State]            [Date]

Report Type (Check only one.)

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-694                             JP Morgan Chase & Co.
[Repeat as necessary]